Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
NOTE 13—SUPPLEMENTAL CASH FLOW INFORMATION
The following table provides supplemental disclosure of cash flow information (in millions):

	Nine Months Ended September 30,
	2020	2019
Cash paid during the period for interest, net of amounts capitalized	$527	$542
Non-cash distributions to affiliates for conveyance of assets	5	348
The balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate) was $217 million and $287 million as of September 30, 2020 and 2019, respectively.

NOTE 15—SUPPLEMENTAL CASH FLOW INFORMATION
The following table provides supplemental disclosure of cash flow information (in millions):

	Year Ended December 31,
	2019	2018	2017
Cash paid during the period for interest, net of amounts capitalized	$678	$604	$438
Non-cash distributions to affiliates for conveyance of assets	351	—	—
The balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate) was $276 million, $256 million and $268 million as of December 31, 2019, 2018 and 2017, respectively.